Contingent consideration (Tables)	12 Months Ended
Jun. 30, 2021
Later than one year [member]
Statement [line items]
Summary of liabilities - contingent consideration

	2021 A$’000	2020 A$’000

Current Liabilities
Contingent consideration - paxalisib	—	1,387
Contingent consideration – EVT801	3,165	—

	3,165	1,387

Non-current Liabilities
Contingent consideration - paxalisib	1,015	458
Contingent consideration – EVT801	7,911	—

	8,927	458

	12,091	1,845